Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 88,997,425	$ 80,734,468	$ 79,211,785
Fair value through income		37,948	37,111	41,223
Derivative investments		1,487,474	591,609	721,736
Equity securities, available-for-sale		354,618	68,611	6,226
Equity securities, trading		305,332	292,816	314,023
Corporate-owned life insurance		323,915	316,926	312,419
Separate account assets		27,757,533	28,243,123	30,789,371
Total assets accounted for at fair value		119,264,245	110,284,664	111,396,783
Liabilities accounted for at fair value:
Derivative liabilities		612,120	350,321	448,220
Separate account liabilities		27,757,533	28,243,123	30,789,371
Reserves at fair value	[1]	21,143,511	18,096,009	17,052,283
Total liabilities accounted for at fair value		49,513,164	46,689,453	48,289,874
U.S. Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		1,413,124	1,755,324	1,232,954
Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		9,369	10,514	145,350
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,319,045	8,998,534	7,540,942
Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		300,751	272,167	311,675
Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			6,222,198	6,328,249
Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		64,689,214	50,946,485	49,497,457
Corporate Debt Securities Public
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			57,168,683
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		12,110,467	12,497,799	14,097,897
Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		133,634	10,283	12,032
Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		21,821	21,164	45,229
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Fair value through income		37,948	37,111	41,223
Derivative investments				32
Equity securities, available-for-sale		354,618	68,611	6,226
Equity securities, trading		290,149	269,956	286,971
Separate account assets		27,757,533	28,243,123	30,789,371
Total assets accounted for at fair value		29,853,372	30,374,125	32,356,777
Liabilities accounted for at fair value:
Separate account liabilities		27,757,533	28,243,123	30,789,371
Total liabilities accounted for at fair value		27,757,533	28,243,123	30,789,371
Fair Value, Inputs, Level 1 | U.S. Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		1,413,124	1,755,324	1,232,954
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative investments		1,425,603	589,259	710,121
Equity securities, trading		15,183	22,860	27,052
Corporate-owned life insurance		323,915	316,926	312,419
Total assets accounted for at fair value		81,149,867	72,776,650	73,213,955
Liabilities accounted for at fair value:
Derivative liabilities		600,180	316,509	447,463
Total liabilities accounted for at fair value		600,180	316,509	447,463
Fair Value, Inputs, Level 2 | Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		9,369	10,514	145,350
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,301,464	8,998,035	7,540,942
Fair Value, Inputs, Level 2 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		266,609	238,794	277,528
Fair Value, Inputs, Level 2 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			5,572,340	5,807,050
Fair Value, Inputs, Level 2 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		56,610,254	44,574,746	44,284,896
Fair Value, Inputs, Level 2 | Corporate Debt Securities Public
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			50,147,086
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		12,063,836	12,442,893	14,096,565
Fair Value, Inputs, Level 2 | Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		133,634	10,283	12,032
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Derivative investments		61,871	2,350	11,583
Total assets accounted for at fair value		8,261,006	7,133,889	5,826,051
Liabilities accounted for at fair value:
Derivative liabilities		11,940	33,812	757
Reserves at fair value	[1]	21,143,511	18,096,009	17,052,283
Total liabilities accounted for at fair value		21,155,451	18,129,821	17,053,040
Fair Value, Inputs, Level 3 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		17,581	499
Fair Value, Inputs, Level 3 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		34,142	33,373	34,147
Fair Value, Inputs, Level 3 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			649,858	521,199
Fair Value, Inputs, Level 3 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		8,078,960	6,371,739	5,212,561
Fair Value, Inputs, Level 3 | Corporate Debt Securities Public
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			7,021,597
Fair Value, Inputs, Level 3 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		46,631	54,906	1,332
Fair Value, Inputs, Level 3 | Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 21,821	$ 21,164	$ 45,229

[1]	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.